Retirement Plans (Notes)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Retirement Plans
Note 15: Retirement Plans
We sponsor a defined contribution plan for our employees who satisfy certain age and service requirements. Our Redbox subsidiary also sponsors a defined contribution plan to which new contributions were frozen effective January 1, 2010. Our contributions to these plans were $4.3 million, $4.9 million and $4.0 million in 2014, 2013 and 2012, respectively.